Osterweis Emerging Opportunity Fund (OSTGX) Summary Prospectus | June 30, 2020

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Osterweis Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Osterweis Funds’ website www.osterweis.com/literature, and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Osterweis Funds, call (866) 236-0050. Your election to receive paper reports will apply to all Osterweis Funds held within your account(s).

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, Reports to Shareholders and other information about the Fund online at www.osterweis.com/prospectus. You may also obtain this information at no cost by calling (866) 236-0050 or by e-mail at marketing@osterweis.com. The Fund’s Prospectus and Statement of Additional Information, both dated June 30, 2020 are incorporated by reference into this Summary Prospectus.

Investment Objective

The Osterweis Emerging Opportunity Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.24%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and/or Expense Reimbursement	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reduction (2)	1.16%

(1)
The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2)
Osterweis Capital Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.10% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least June 30, 2021, except that the Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $118	3 Years: $392	5 Years: $686	10 Years: $1,524

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal period ended March 31, 2020, the Fund’s portfolio turnover rate was 213% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the common stocks of companies that the Adviser believes may experience rapid revenue and earnings growth. Although the Fund may invest in companies of any size, it will generally focus its investments in small-capitalization companies and mid-capitalization companies. Our goal is to identify high quality companies with the ability to generate rapid, sustainable revenue growth. We define quality as companies with the following four characteristics: (1) a distinct proprietary advantage; (2) a leading position in the industry; (3) potential for margin expansion; and (4) the presence of a strong management team. We view rapid revenue growth as organic growth that averages 30% annually. Some of the companies in which the Fund may invest may have limited operational or earnings history or may have limited products, markets, financial resources or management depth. The Fund may invest in initial public offerings (IPOs).

The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”) for the purpose of gaining exposure to certain markets while maintaining liquidity. The Fund may invest up to 30% of its assets in equity securities of foreign issuers and/or depositary receipts that are traded on domestic or foreign exchanges, including in securities issued by companies domiciled in emerging market countries.

The Fund’s investments in any one sector may exceed 25% of its net assets. As of March 31, 2020, over 25% of the Fund’s assets were invested in securities within the health care and information technology sectors.

The Fund may sell a position if the Adviser believes it is overvalued, fundamentals erode or another more attractive investment is identified.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund:

•	Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

•
Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

–
Health Care Sector Risk: The profitability of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

–
Information Technology Sector Risk. The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

•
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•
Currency Risk: Fluctuations in currency exchange rates may adversely affect the value of the Fund’s investments in foreign securities as well as the value of the Fund’s investments in domestic securities whose issuers earn at least a portion of their revenue in foreign currency.

•
Foreign Securities and Emerging Markets Risk: Investing in foreign securities, including depositary receipts, may involve increased risks due to political, social and economic developments abroad, and differences between United States and foreign regulatory practices. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. Given the global interrelationships of today’s economy, volatility or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund.

•
Investment Company and Exchange-Traded Fund Risk: Investing in other investment companies involves the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•
IPO Risk: The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•
Liquidity Risk: Securities purchased by the Fund may become illiquid particularly during periods of market turbulence. Illiquid investments may be more difficult to trade and value than liquid ones and if the Fund is forced to sell these investments promptly to meet redemption requests or for other needs, the Fund may incur a loss.

•	Portfolio Turnover Risk: High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.

•
Unseasoned Company Risk: The possibility that the Fund’s investment in relatively new or unseasoned companies that are in their early stages of development may expose the Fund to greater risks than investments in more established companies with more extensive financial histories and greater liquidity. Unseasoned companies generally do not have proven track records and may lack substantial capital reserves.

Performance

The performance shown in the bar chart and performance table since October 1, 2012 is that of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. The Predecessor Fund was converted into the Fund on November 30, 2016. On October 31, 2016, the Adviser acquired substantially all the advisory business of Callinan Asset Management, LLC (“CAM”), which had served as the general partner to the Predecessor Fund prior to being acquired by the Adviser. From the date of CAM’s acquisition by the Adviser until the date of the conversion, the Adviser served as both investment manager and general partner of the Predecessor Fund. Throughout all periods from October 1, 2012 onward, the same individual was responsible for the day-to-day investment decisions for the Predecessor Fund and continues to be the Fund’s portfolio manager. CAM and the Adviser managed the Predecessor Fund’s assets using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund.

Updated Fund performance information is available at no cost by visiting www.osterweis.com or by calling (866) 236-0050.

The bar chart below illustrates how the Predecessor Fund’s and the Fund’s total returns varied from year to year for the past seven calendar years. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s and the Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a domestic broad-based market index. Of course, the Predecessor Fund’s and Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. “Since Inception” returns shown for the index are returns since CAM became the general partner and investment manager to the Predecessor Fund (on October 1, 2012).

The Predecessor Fund’s performance shown below includes the deduction of the Predecessor Fund’s actual operating expenses. In addition, the Predecessor Fund’s performance shown below has been recalculated using the management fee that applies to the Fund, which has the effect of reducing the Predecessor Fund’s performance. The Predecessor Fund was not a registered mutual fund and so was not subject to the same operating expenses or investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. The performance of the private investment fund prior to November 30, 2016 is based on calculations that are different than the standardized method of calculations specified by the Securities and Exchange Commission (the “SEC”). If the private investment fund’s performance had been readjusted to reflect the Fund’s expenses, the performance would have been lower. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

The performance shown below is that of the Predecessor Fund and the Fund.

Osterweis Emerging Opportunity Fund
Calendar Year Total Returns as of December 31,*

Best Quarter:	1Q, 2019	19.41%
Worst Quarter:	4Q, 2018	-24.41%

* The Fund’s calendar year-to-date return as of March 31, 2020 was -13.83%.

Average Annual Total Returns	As of December 31, 2019
	1 Year	5 Years	Since Inception (10/01/12)
Return Before Taxes	28.03%	12.48%	14.78%
Return After Taxes on Distributions	26.19%	10.47%	13.36%
Return After Taxes on Distributions and Sale of Fund Shares	17.90%	9.32%	11.73%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	28.48%	9.34%	12.64%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Investment Adviser

Osterweis Capital Management, LLC

Portfolio Manager

James L. Callinan, Vice President & Chief Investment Officer - Emerging Growth – Portfolio Manager of the Fund and the Predecessor Fund since its inception in 2012

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Osterweis Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at (866) 236-0050, or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments

	To Open A New Account	To Add to An Existing Account
Regular Accounts	$5,000	$100
Automatic Investment Plan	$5,000	$100
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$1,500	$100

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.